Debt	12 Months Ended
Sep. 30, 2012
Debt Disclosure [Abstract]
Debt

3.    Debt.

Debt at September 30 is summarized as follows (in thousands):

	2012	2011
Revolving credit (uncollateralized)	$-	-
5.6% to 8.6% mortgage notes
due in installments through 2027	62,370	67,272
	62,370	67,272
Less portion due within one year	5,239	4,902
	$57,131	62,370

The aggregate amount of principal payments, excluding the revolving credit, due subsequent to September 30, 2012 is: 2013 - $5,239,000; 2014 – $5,308,000; 2015 - $5,379,000; 2016 - $5,516,000; 2017 - $5,843,000; 2018 and subsequent years - $35,085,000.

The Company has a $37,000,000 uncollaterized Revolving Credit Agreement with three banks, which matures on December 31, 2013. The Revolver bears interest at a rate of 1.00% over the selected LIBOR, which may change quarterly based on the Company’s ratio of Consolidated Total Debt to Consolidated Total Capital, as defined. A commitment fee of 0.15% per annum is payable quarterly on the unused portion of the commitment. The commitment fee may also change quarterly based upon the ratio described above. The Revolver contains limitations on availability and restrictive covenants including limitations on paying cash dividends. Letters of credit in the amount of $9,009,000 were issued under the Revolver. As of September 30, 2012, $27,991,000 was available for borrowing and $56,639,000 of consolidated retained earnings would be available for payment of dividends. The Company was in compliance with all covenants as of September 30, 2012.

The non-recourse fully amortizing mortgage notes payable are collateralized by real estate having a carrying value of approximately $74,784,000 at September 30, 2012.

During fiscal 2012, 2011 and 2010 the Company capitalized interest costs of $1,646,000, $1,232,000, and $952,000, respectively.

The Company had $9,009,000 of irrevocable letters of credit outstanding at September 30, 2012. Most of the letters of credit are irrevocable for a period of one year and are automatically extended for additional one-year periods unless notified by the issuing bank not less than thirty days before the expiration date. These were issued for insurance retentions and to guarantee certain obligations to state agencies related to real estate development.